Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2012
Value added tax receivable	$477	$416
Rental and utility deposit	13	22
Advance to suppliers	649	566
Prepayment	510	353
Coupon receivable	-	312
Others	505	495
	$2,154	$2,164